NATIONS FUNDS TRUST

International/Global Stock Funds
Nations Global Value Fund
Nations International Equity Fund
Nations International Value Fund
Nations Marsico International Opportunities Fund

Stock Funds
Nations Asset Allocation Fund
Nations Convertible Securities Fund
Nations Marsico 21st Century Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations MidCap Growth Fund
Nations MidCap Value Fund
Nations SmallCap Value Fund
Nations Small Company Fund
Nations Strategic Growth Fund
Nations Value Fund

Index Funds
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund
Nations MidCap Index Fund
Nations SmallCap Index Fund

LifeGoal Portfolios
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

Fixed Income Sector Portfolios
Corporate Bond Portfolio
Mortgage- and Asset-Backed Portfolio
High Income Portfolio

Government & Corporate Bond Funds
Nations Bond Fund
Nations Government Securities Fund
Nations High Yield Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund
Nations Strategic Income Fund

Municipal Bond Funds
Nations Intermediate Municipal Bond Fund
Nations Municipal Income Fund
Nations Short-Term Municipal Income Fund

State Municipal Bond Funds
Nations California Intermediate Municipal Bond Fund
Nations California Municipal Bond Fund
Nations Florida Intermediate Municipal Bond Fund
Nations Florida Municipal Bond Fund
Nations Georgia Intermediate Municipal Bond Fund
Nations Kansas Municipal Income Fund
Nations Maryland Intermediate Municipal Bond Fund
Nations North Carolina Intermediate Municipal Bond Fund
Nations South Carolina Intermediate Municipal Bond Fund
Nations Tennessee Intermediate Municipal Bond Fund
Nations Texas Intermediate Municipal Bond Fund
Nations Virginia Intermediate Municipal Bond Fund

Money Market Funds
Nations California Tax-Exempt Reserves
Nations Cash Reserves
Nations Government Reserves
Nations Money Market Reserves
Nations Municipal Reserves
Nations New York Tax-Exempt Reserves
Nations Tax-Exempt Reserves
Nations Treasury Reserves

Supplement dated June 16, 2004
to the Statement of Additional Information dated August 1, 2003, as supplemented

The Board of Trustees (the "Board") of Nations Funds Trust (the "Trust") has accepted the resignation of Edward D. Bedard as President and Chief Executive Officer of the Trust effective June 1, 2004. Mr. Bedard was succeeded by Keith T. Banks, who the Board appointed as President and Chief Executive Officer of the Trust. Mr. Banks currently is Chief Executive Officer and Chief Investment Officer of Columbia Management Group. Columbia Management Group entities are now subsidiaries of Bank of America Corporation, which is also the parent company of Banc of America Capital Management, LLC (the investment adviser to the Trust's portfolios). These changes in management have not affected, nor are they expected to affect, the Trust's portfolio management activities or day-to-day operations.

Accordingly, the information in the Trust's statement of additional information relating to Edward D. Bedard under "MANAGEMENT OF THE TRUST - The Trustees and Principal Officers" is replaced with the following information relating to Keith T. Banks:
Name and Age Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee
Keith T. Banks Age: 48 Chief Executive Officer and President	Indefinite term; President and Chief Executive Officer since June 2004

President and Chief Executive Officer of the Trust, NSAT, NMIT, Nations Balanced Target Maturity Fund, Inc. and Hatteras Income Securities, Inc. since June 2004. President and Chief Investment Officer of Bank of America Asset Management since April 2004. Member of Bank of America's Management Operating Committee since April 2004. Chief Executive Officer and Chief Investment Officer of Columbia Management Group (formerly known as Fleet Asset Management) from August 2000 through April 2004. Managing Director and Head of U.S. Equity at JP Morgan Investment Management prior to August 2000.

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